SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Patient service fees	$ 1,119,933	$ 657,717
Histology service fees	151,548	121,301
Medical director fees	6,494	3,103
Other receivables	49,193	29,553	10,489
Total accounts and other receivables, net	$ 1,327,168	$ 811,674	$ 10,489